FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest rate risk
Financial assets	$ 5,791,923	$ 11,417,903
Financial liabilities	$ 945,130	898,103
Interest rate risk
Interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	0.50%
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 12,000	12,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(12,000)	(12,000)
Increase (decrease) in equity due to reasonably possible increase in designated risk component	12,000	12,000
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	(12,000)	(12,000)
Financial assets	2,398,259	2,472,106
Interest rate risk | Floating rate
Interest rate risk
Financial assets	2,394,754	2,468,730
Interest rate risk | Fixed rate
Interest rate risk
Financial assets	3,505	3,376
Cash at bank / on hand
Interest rate risk
Financial assets	5,487,035	10,988,255
Cash at bank / on hand | Interest rate risk
Interest rate risk
Financial assets	$ 2,394,754	$ 2,468,730
Weighted ave. effective rate (as a percent)	1.74%	1.75%
Cash at bank / on hand | Interest rate risk | Floating rate
Interest rate risk
Financial assets	$ 2,394,754	$ 2,468,730
Performance bond and deposits
Interest rate risk
Financial assets	3,505	3,376
Performance bond and deposits | Interest rate risk
Interest rate risk
Financial assets	3,505	3,376
Performance bond and deposits | Interest rate risk | Fixed rate
Interest rate risk
Financial assets	$ 3,505	$ 3,376